Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	3 Months Ended
Mar. 31, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	716,452
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 8.65
RSU granted (in shares) | shares	161,208
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 17.58
RSUs vested (in shares) | shares	(297,978)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (10.74)
Balance as at the end (none of which are vested) | shares	579,682
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 10.06